Schedule of Tax Effects Allocated to Each Component of Other Comprehensive (Loss) Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Other Comprehensive Income Loss [Line Items]
Foreign currency translation adjustment	$ (16,365)	$ (3,191)
Unrealized gain on available-for-sale securities	39	63	6
Income tax expense	(15)	(28)	(3)
Unrealized gain on available-for-sale securities, net of tax	24	35	3
Unrealized gain on derivative instrument			384
Income tax expense			(146)
Unrealized gain on derivative instrument, net of tax			238
Other comprehensive (loss) income	$ (16,341)	$ (3,156)	$ 241